Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 80,449	$ 41,356
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1,890	490
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	10,215	13,076
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	258	335
Available-for-sale Securities, Gross unrealized losses, Fair Value	90,664	54,432
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	2,148	825
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	7,951	6,536
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	77	30
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	7,951	6,536
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	77	30
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	4,014	4,013
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	3	14
Available-for-sale Securities, Gross unrealized losses, Fair Value	4,014	4,013
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	3	14
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	48,192	16,692
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	807	128
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	4,164	5,048
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	56	60
Available-for-sale Securities, Gross unrealized losses, Fair Value	52,356	21,740
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	863	188
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,895	1,906
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	17	5
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,895	1,906
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	17	5
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	16,250	15,620
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	395	290
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	5,251	7,230
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	191	259
Available-for-sale Securities, Gross unrealized losses, Fair Value	21,501	22,850
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	586	549
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	9,994	465
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	658	3
Available-for-sale Securities, Gross unrealized losses, Fair Value	9,994	465
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	658	3
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	6,056	3,318
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	60	5
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	6,056	3,318
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	60	5
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,999	4,566
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	27	55
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	800	798
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	11	16
Available-for-sale Securities, Gross unrealized losses, Fair Value	2,799	5,364
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	$ 38	71
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,312
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		20
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		0
Held-to-maturity Securities, Gross unrealized losses, Fair Value		1,312
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses		$ 20